[redacted]

08042774

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

Received SEC
MAR 14 2008
Washington, DC 20549

March 14, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, U.S. Bancorp, Depositary Shares (each representing 1/1,000th interest in a share of Series D Non-Cumulative Perpetual Preferred Stock) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 14, 2008. Tentative listing date – March 19, 2008.

Sincerely,

Paras Madho

PROCESSED
MAR 20 2008
THOMSON
FINANCIAL

END